Stock-Based Compensation - Restricted Stock Awards and Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Beginning balance nonvested (shares)	1,546,130	1,770,660	2,096,637
Granted (shares)	0	0	14,498
Vested (shares)	(29,760)	(97,140)	(223,298)
Forfeited (shares)	(619,355)	(127,390)	(117,177)
Ending balance nonvested (shares)	897,015	1,546,130	1,770,660
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance nonvested (weighted average grant date fair value, usd per share)	$ 8.17	$ 8.39	$ 8.87
Granted (weighted average grant date fair value, usd per share)	0	0	13.80
Vested (weighted average grant date fair value, usd per share)	12.32	12.32	12.18
Forfeited (weighted average grant date fair value, usd per share)	8.04	8.04	8.04
Ending balance nonvested (weighted average grant date fair value, usd per share)	$ 13.80	$ 8.17	$ 8.39
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Beginning balance nonvested (shares)	1,628,436	998,786	1,654,690
Granted (shares)	1,158,605	1,245,628	161,598
Vested (shares)	(816,866)	(541,383)	(797,859)
Forfeited (shares)	(129,036)	(74,595)	(19,643)
Ending balance nonvested (shares)	1,841,139	1,628,436	998,786
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance nonvested (weighted average grant date fair value, usd per share)	$ 15.83	$ 16.83	$ 16.97
Granted (weighted average grant date fair value, usd per share)	16.60	15.42	16.12
Vested (weighted average grant date fair value, usd per share)	16.17	16.68	16.97
Forfeited (weighted average grant date fair value, usd per share)	16.28	16.09	16.97
Ending balance nonvested (weighted average grant date fair value, usd per share)	$ 16.14	$ 15.83	$ 16.83
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Beginning balance nonvested (shares)	550,676	0	0
Granted (shares)	456,311	550,676	0
Vested (shares)	0	0	0
Forfeited (shares)	(41,251)	0	0
Ending balance nonvested (shares)	965,736	550,676	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance nonvested (weighted average grant date fair value, usd per share)	$ 15.41	$ 0	$ 0
Granted (weighted average grant date fair value, usd per share)	20.29	15.41	0
Vested (weighted average grant date fair value, usd per share)	0	0	0
Forfeited (weighted average grant date fair value, usd per share)	15.95	0	0
Ending balance nonvested (weighted average grant date fair value, usd per share)	$ 17.69	$ 15.41	$ 0